Basis of Presentation and Significant Accounting Policies - Foreign Currency Translation (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated translation gains			$ 23,700,000	$ 20,800,000
Foreign currency exchange gains (losses)	$ (647,000)	$ 411,000	$ 681,000	$ (726,000)	$ 441,000